Property and Equipment (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	$ 100,490	$ 98,834	$ 108,974
Less accumulated depreciation	(53,915)	(43,688)	31,652
Property and equipment, net	46,575	55,146	77,322
Office Equipment
Property and equipment, gross	43,590	43,590	36,850
Computers
Property and equipment, gross	$ 56,900	$ 55,244	$ 72,124